Depreciation, Amortization and Impairment Losses - Summary of Depreciation, Amortization and Impairment losses (Parenthetical) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation Amortization And Impairment [Line Items]
(Impairment)/Reversal of impairment losses recognized in profit or loss		$ (30,785,531)
Total	$ 55,494	(30,785,531)	$ 9,793,652
Continuing Operations [Member]
Disclosure Of Depreciation Amortization And Impairment [Line Items]
(Impairment)/Reversal of impairment	$ 55,494
(Charge)/Reversal of bad debt expense for financial assets			(371,558)
(Impairment)/Reversal of impairment losses recognized in profit or loss		$ (30,785,531)	$ 10,165,210